Subsequent events, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended		12 Months Ended
	Jan. 14, 2016	Mar. 01, 2016	Feb. 24, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 16, 2016
Subsequent Event [Line Items]
Restricted stock awards				731,590	361,442	0
Restricted common stock, award vesting period				3 years
Unrecognized cost for restricted stock awards				$ 1,797	$ 1,049
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend per share		$ 0.0025
Dividend payment date		Mar. 30, 2016
Record date of shareholders		Mar. 15, 2016
Subsequent Event [Member] | Annual Incentive Bonus [Member]
Subsequent Event [Line Items]
Restricted common stock, award vesting period			3 years
Unrecognized cost for restricted stock awards			$ 380
Subsequent Event [Member] | Annual Incentive Bonus [Member] | All Employees And Consultants [Member]
Subsequent Event [Line Items]
Accrued bonus			$ 180
Subsequent Event [Member] | Annual Incentive Bonus [Member] | Executive management and non-executive directors [Member]
Subsequent Event [Line Items]
Restricted stock awards			999,989
Subsequent Event [Member] | Annual Incentive Bonus [Member] | Diana Enterprises Inc [Member]
Subsequent Event [Line Items]
Bonus to be paid in the next fiscal year			$ 242
Subsequent Event [Member] | Hanjin Malta [Member]
Subsequent Event [Line Items]
Gross contract price of vessel to be disposed							$ 5,044
Subsequent Event [Member] | Receipt Of Nasdaq Notice [Member]
Subsequent Event [Line Items]
Minimum bid price requirement	$ 1
Consecutive business days below minimum requirement	30 days